STOCK OPTIONS AND CONTRIBUTED SURPLUS (Details Narrative)		9 Months Ended
	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Number of instruments granted in sharebased payment arrangement		1,002,170	242,939
Common shares average price | $ / shares		$ 4.11	$ 6.39
Stock based compensation | $		$ 3,151,356	$ 2,847,898
2021 Plan [member]
IfrsStatementLineItems [Line Items]
Fixed stock option percentage	20.00%
Number of shares stock option granted | shares	8,056,055
Maximum percentage of issued and outstanding shares percentage	20.00%